Note 22. Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2012
Pension Plans, Defined Benefit [Member]
Schedule of Net Benefit Costs [Table Text Block]
	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Components of net periodic pension cost
Service cost	$2,804	$2,719	$1,980	$-	$-	$97
Interest cost	12,263	11,994	12,045	571	610	689
Expected return on plan assets	(14,736)	(16,044)	(15,579)	(701)	(706)	(687)
Recognized actuarial loss	-	-	-	127	258	344
Net periodic pension cost (income)	$331	$(1,331)	$(1,554)	$(3)	$162	$443

Schedule of Assumptions Used [Table Text Block]
	Domestic Plan			International Plan
Years ended October 31	2012	2011	2010	2012	2011	2010
Projected benefit obligation
Discount rate	4.25%	5.40%	5.40%	3.52%	4.50%	5.24%
Expected return on plan assets	5.75%	6.00%	6.50%	8.00%	8.00%	8.00%
Rate of compensation increase	3.25%	3.50%	3.50%	n/a	n/a	n/a
Benefit cost
Discount rate	5.40%	5.40%	6.50%	4.50%	5.24%	5.75%
Expected return on plan assets	6.00%	6.50%	6.90%	8.00%	8.00%	8.00%
Rate of compensation increase	3.50%	3.50%	3.75%	n/a	n/a	4.50%

Schedule of Net Funded Status [Table Text Block]
	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$229,449	$215,167	$12,929	$11,720
Service cost - pension	3,932	3,910	-	-
Interest cost	12,263	11,994	571	610
Benefits paid	(9,747)	(8,224)	(799)	(649)
Actuarial loss	50,801	1,621	1,303	1,248
Foreign currency exchange rate changes	(207)	4,981	-	-
Projected benefit obligation, end of year	286,491	229,449	14,004	12,929
Change in fair value of plan assets
Fair value of plan assets, beginning of year	239,197	224,111	8,998	8,826
Actual return (loss) on plan assets	19,567	10,252	(47)	703
Benefits paid	(9,747)	(8,224)	(799)	(649)
Employer contributions	3,252	6,681	163	118
Employee contributions	1,128	1,191	-	-
Foreign currency exchange rate changes	(472)	5,186	-	-
Fair value of plan assets, end of year	252,925	239,197	8,315	8,998

Funded status – (under)/over at end of year	$(33,566)	$9,748	$(5,689)	$(3,931)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	Domestic Plan		International Plan
As of October 31	2012	2011	2012	2011
Projected benefit obligation	$286,491	$229,449	$14,004	$12,929
Fair value of plan assets	252,925	239,197	8,315	8,998
Plan assets (less than) in excess of projected benefit obligation	(33,566)	9,748	(5,689)	(3,931)
Unrecognized net actuarial loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

Long-term pension plan assets	$-	$9,748	$-	$-
Non-current liabilities	(33,566)	-	(5,689)	(3,931)
Accumulative other comprehensive loss	76,183	30,212	7,191	5,268
Net amount recognized at year end	$42,617	$39,960	$1,502	$1,337

ScheduleOfAmountsInAccumulatedOtherComprehensiveIncomeLossYetToBeRecognized [Table Text Block]
As of October 31	2012	2011
Net actuarial loss	$83,374	$35,480
Deferred income taxes	(20,449)	(8,847)
Accumulated other comprehensive loss - net of tax	$62,925	$26,633

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Domestic Plan		International Plan
Asset Category		2012	2011	2012	2011
Cash	0%	0.0%	0.1%	0.0%	0.0%
Fixed income	44%	41.6%	48.2%	100.0%	100.0%
Equities	56%	58.4%	51.7%	0.0%	0.0%
Total	100%	100.0%	100.0%	100.0%	100.0%

ScheduleOfDefinedBenefitFairValueOfPlanAssetsMeasuredOnRecurringBasis [Table Text Block]
As of October 31, 2012	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$25	$-	$-	$25
Debt securities	-	156,024	-	156,024
Equity securities	-	105,191	-	105,191
Other	-	-	-	-
Total	$25	$261,215	$-	$261,240

Schedule of Expected Benefit Payments [Table Text Block]
Years ended October 31	Domestic Plan	International Plan(a)
2013	$9,918	$499
2014	10,442	541
2015	11,193	559
2016	11,725	591
2017	12,291	695
2018 – 2022	69,807	3,993
	$125,376	$6,878

Other Postretirement Benefit Plans, Defined Benefit [Member]
Schedule of Net Benefit Costs [Table Text Block]
Years ended October 31	2012	2011	2010
Components of net periodic cost
Current service cost	$186	$191	$276
Interest cost	696	768	790
Recognized actuarial (gain) loss	(63)	(229)	348
Recognized past service cost	(49)	(50)	(48)
Curtailment gain recognized	-	-	(486)
Net periodic cost	$770	$680	$880

Schedule of Assumptions Used [Table Text Block]
Years ended October 31	2012	2011	2010
Projected benefit obligation
Discount rate	4.11%	5.11%	5.13%
Rate of compensation increase	3.75%	3.91%	3.96%
Initial health care cost trend rate	9.02%	9.06%	9.10%
Ultimate health care cost trend rate	4.50%	4.50%	4.50%
Years until ultimate trend rate is reached	9	10	11
Benefit cost
Discount rate	5.11%	5.13%	6.08%
Rate of compensation increase	3.91%	3.96%	4.05%

Schedule of Net Funded Status [Table Text Block]
As of October 31	2012	2011
Change in projected benefit obligation
Projected benefit obligation – beginning of year	$14,328	$15,251
Service cost	186	191
Interest cost	697	768
Benefits paid	(671)	(856)
Actuarial loss (gain)	1,795	(1,398)
Foreign currency exchange rate changes	(21)	372
Projected benefit obligation – end of year	$16,314	$14,328

Funded status – under at end of year	$(16,314)	$(14,328)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
As of October 31	2012	2011
Projected benefit obligation	$(16,314)	$(14,328)
Fair value of plan assets	-	-
Plan assets less than projected benefit obligation	(16,314)	(14,328)
Unrecognized actuarial gains	(237)	(2,097)
Unrecognized past service costs	(232)	(282)
Net amount recognized at year end	$(16,783)	$(16,707)

Non-current liabilities	$(16,314)	$(14,328)
Accumulative other comprehensive income	(469)	(2,379)
Net amount recognized at year end	$(16,783)	$(16,707)

Schedule of Expected Benefit Payments [Table Text Block]
Years ended October 31
2013	$650
2014	716
2015	782
2016	798
2017	837
2018 ― 2022	5,134
Total	$8,917

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
	1% Increase	1% Decrease
Change in net benefit cost	$94	$(75)
Change in projected benefit obligation	$1,641	$(1,323)